Average Annual Total Returns - Xtrackers J P Morgan ESG Emerging Markets Sovereign ETF	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF before tax Inception Date	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF before tax 1 Year	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF before tax 5 Years	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF before tax Since Inception	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF After tax on distributions 1 Year	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF After tax on distributions 5 Years	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF After tax on distributions Since Inception	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF After tax on distributions and sale of fund shares Since Inception	J.P. Morgan ESG EMBI Global Diversified Sovereign Index (reflects no deductions for fees, expenses or taxes) 1 Year	J.P. Morgan ESG EMBI Global Diversified Sovereign Index (reflects no deductions for fees, expenses or taxes) 5 Years	J.P. Morgan ESG EMBI Global Diversified Sovereign Index (reflects no deductions for fees, expenses or taxes) Since Inception	J.P. Morgan EMBI Global Diversified Sovereign Index (reflects no deductions for fees, expenses or taxes) 1 Year	J.P. Morgan EMBI Global Diversified Sovereign Index (reflects no deductions for fees, expenses or taxes) 5 Years	J.P. Morgan EMBI Global Diversified Sovereign Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Mar. 03, 2015	(3.09%)	4.42%	3.59%	(4.52%)	2.24%	1.38%	(1.87%)	2.48%	1.80%	(5.97%)	2.85%	2.27%	4.60%	6.93%	5.75%